Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Interest income on lease financing	$ 732	$ 869
Variable revenues on lease financing	107	98
Fixed revenues on operating leases	1,169	1,393
Variable revenues on operating leases	47	66
Other lease-related revenues	(78)	57
Noninterest income on leases	1,245	1,614	$ 1,757
Total leasing revenue	1,977	2,483
Leasing Activity Disclosures Textual [Abstract]
Lease expense	$ 1,000	$ 1,200	$ 1,300